INCOME TAXES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended		24 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Restated
REIT distribution threshold for non-recognition for corporate income tax purposes	90.00%
Net Income Distributed	100.00%	100.00%			100.00%
Face Value of repurchases of CDO debt,Other Notes Payable and junior subordinated notes	$ 34,100		$ 787,800		$ 188,900
Tax Gain recognized on repurchase of debt	23,200		521,100		81,100
GAAP gain	24,100				66,100
Face value of debt repurchased related to GAAP portion	39,300				171,800
Cumulative debt cancelled in Subprime Securitization	61,700
Loss Carryforward				$ 896,800